Lease revenue (Tables)	12 Months Ended
Dec. 31, 2023
Lease Revenue [Abstract]
Lessor, Operating Lease, Payment to be Received, Fiscal Year Maturity	The contracted minimum future lease payments receivable from lessees for flight equipment on non-cancelable operating leases for our owned aircraft, engines and helicopters as of December 31, 2023 were as follows:

Contracted minimum future lease payments receivable
2024	$6,384,586
2025	6,001,847
2026	5,512,314
2027	4,931,941
2028	4,360,764
Thereafter	14,980,420
$42,171,872